SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid consulting fees	$ 230,136	$ 2,867,123
Employee advances			320,631
Inventory-related deposits	222,982	384,477	1,845,722
Prepaid insurance and other operational expenses	258,257	201,275	210,665
Deposits for sales events		222,540
Right to recover asset	16,094	15,632	26,616
Subtotal	727,469	3,691,047	2,403,634
Less: allowance for losses	(175,641)	(179,765)
Other current assets	$ 551,828	$ 3,511,282	$ 2,403,634